Share-Based Compensation - Summary of Aggregate Options Activity and Information Regarding Options Outstanding (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands, shares in Thousands	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Options, Options outstanding, Beginning of period	1,505
Number of Options, Granted	1,110
Number of Options, Forfeited	(15)
Number of Options, Options outstanding, End of period	2,600	1,505
Number of Options, Options vested or expected to vest	2,600
Number of Options, Options exercisable	663
Weighted Average Exercise Price, Options outstanding, Beginning of period	¥ 10.79
Weighted Average Exercise Price, Granted	10.32
Weighted Average Exercise Price, Forfeited	10.67
Weighted Average Exercise Price, Options outstanding, End of period	10.59	¥ 10.79
Weighted Average Exercise Price, Options vested or expected to vest	10.59
Weighted Average Exercise Price, Options exercisable	¥ 10.74
Weighted Average Remaining Contract Life (Years), Options outstanding	8 years 3 months 3 days	8 years 7 months 20 days
Weighted Average Remaining Contract Life (Years), Granted	10 years
Weighted Average Remaining Contract Life (Years), Forfeited	7 years 11 months 1 day
Weighted Average Remaining Contract Life (Years), Options vested or expected to vest	8 years 3 months 3 days
Weighted Average Remaining Contract Life (Years), Options exercisable	7 years 6 months 14 days
Aggregate Intrinsic Value, Options outstanding	¥ 234,833	¥ 111,788
Aggregate Intrinsic Value, Options vested or expected to vest	234,833
Aggregate Intrinsic Value, Options exercisable	¥ 59,837